SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash working capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash Flow Statement [Abstract]
Accounts receivable	$ (15)	$ (25)	$ (25)	$ (44)
Accounts payable and other	80	85	(91)	39
Changes in non-cash working capital, net	$ 65	$ 60	$ (116)	$ (5)